Document and Entity Information	Jan. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 04, 2024
Entity Registrant Name	AUDACY, INC.
Entity Incorporation State Country Code	PA
Entity File Number	001-14461
Entity Tax Identification Number	23-1701044
Entity Address Address Line 1	2400 Market Street
Entity Address Address Line 2	4th Floor
Entity Address City Or Town	Philadelphia
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19103
City Area Code	610
Local Phone Number	660-5610
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001067837
Amendment Flag	false